1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +212 641 5669 Direct +212 698 3599 Fax

February 29, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Asen Parachkevov, Division of Investment Management
Mail Stop 0505

Re:	AIP Multi-Strategy Fund P (“Feeder Fund”)
File Numbers 811-22193 & 333-149943

AIP Multi-Strategy Fund Fund A (“Master Fund”) File Numbers 811-22192 & 333-149942 (each a “Fund,” and collectively, the “Funds”)

Dear Mr. Parachkevov:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 15 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”). Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information.

We believe that each Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of each Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 14 to each Fund’s Registration Statement on Form N-2 filed on April 30, 2015. Selective review would serve to expedite the review process for each Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, each Fund will file a copy of this letter with its respective Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

February 29, 2016 Page 2

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz